Produced Content, Net - Components of Produced Content, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Film Costs [Abstract]
Released, less amortization			¥ 891,574
In production			3,074,946
In development			388,701
Produced content, net			4,355,221
Released, less amortization and impairment
Predominantly monetized with other contents	¥ 1,857,095	$ 284,612
Predominantly monetized on its own	78,023	11,958
Predominantly monetized with other contents and on its own, Released	1,935,118	296,570
In production, less impairment
Predominantly monetized with other contents	3,741,973	573,482
Predominantly monetized on its own	82,088	12,581
Predominantly monetized with other contents and on its own, Production	3,824,061	586,063
In development, less impairment
Predominantly monetized with other contents	666,087	102,082
Predominantly monetized on its own	130,818	20,049
Predominantly monetized with other contents and on its own, Development	796,905	122,131
Film monetized on its own and film monetized in film group costs	¥ 6,556,084	$ 1,004,764	¥ 4,355,221